38 Insurance (Details Narrative)	Dec. 31, 2020 Exchange
Disclosure of types of insurance contracts [line items]
Insured of operating risks	5.15
Operational risks ueg araucaria [member]
Disclosure of types of insurance contracts [line items]
Insured of operating risks	4.0307